OTHER PAYABLES (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCOUNT PAYABLES- RELATED PARTIES
Other Payables	$ 367,670	$ 306,270	$ 90,632